ACCOUNTS RECEIVABLE, NET (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Credit Loss [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE

Accounts receivable, net consisted of the following:

	As of
	December 31, 2023	June 30, 2024
		(Unaudited)
Accounts and Note receivable	$601,115	$430,528
Less: allowance for credit loss	(39,057)	(39,911)
Total	$562,058	$390,617
Accounts receivable, net consisted of the following:
	As of December 31,
	2022	2023
Accounts receivable	$1,068,666	$601,115
Less: allowance for credit loss	(209,868)	(39,057)
Total	$858,798	$562,058